Loss per Share and Series A, B & C Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Loss per Share and Series A, B & C Warrants [Abstract]
Schedule of warrant activity

	Series A Warrants	Series B Warrants	Series C Warrants	Total	Exercise Price
January 1, 2014	1.11	0.56	-	1.67	$11,700,000 (Series A&B)
Series C warrants issued with $25,000 offering	-	-	10.23	10.23	$6,390,000 (Series C)
Warrants cashless exercised	-	(0.34)	(2.23)	(2.57)
December 31, 2014	1.11	0.22	8.00	9.33
Warrants cashless exercised	(1.11)	(0.22)	(0.06)	(1.39)
December 31, 2015	-	-	7.94	7.94

Schedule of components of the denominator for the calculation of basic loss per share and diluted loss per share
	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Numerator
Net loss – basic and diluted	$(52,949)	$(12,688)	$(48,705)
Basic earnings per share denominator:
Weighted average common shares outstanding	1,573	11	2
Diluted earnings per share denominator:
Weighted average common shares outstanding	1,573	11	2
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares – diluted	1,573	11	2

Basic loss per common share	$(33,661.16)	$(1,153,454.54)	$(24,352,500)
Diluted loss per common share	$(33,661.16)	$(1,153,454.54)	$(24,352,500)